Cover Page	Nov. 18, 2024
Document Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001982701
Document Type	8-K/A
Document Period End Date	Nov. 18, 2024
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01744
Entity Tax Identification Number	93-6555027
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	721-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by AB Private Lending Fund (the “Fund”) to amend Item 8.01 – Other Events of that certain Current Report on Form 8-K originally filed by the Fund with the U.S. Securities and Exchange Commission on November 20, 2024 (the “Original Form 8-K”). This Amendment is being filed to correct the following matters included in Item 8.01 of the Original Form 8-K: (i) the fair value of the Fund’s investment portfolio is corrected to be approximately $269.6 million and (ii) the Fund’s aggregate NAV (as defined below) is corrected to be approximately $115.2 million. The Original Form 8-K erroneously computed the fair value of the Fund’s investment portfolio by solely including the market value of investments of the Fund, the Fund’s money market investments and interest receivables of the Fund to calculate the fair value of the Fund’s investment portfolio. However, consistent with the Fund’s computation of the fair value of the Fund’s investment portfolio in the Fund’s Quarterly Reports on Form 10-Q and Annual Reports on Form 10-K, the fair value of the Fund’s investment portfolio is computed by including the market value of the Fund’s investments and the Fund’s market value of unfunded loans in the calculation of the fair value of the Fund’s investment portfolio, which is reflected in the amended disclosure below. The Original Form 8-K relied on the erroneously computed fair value of the Fund’s investment portfolio value and due to rounding, the aggregate NAV was incorrectly reported. Other than the fair value of the Fund’s investment portfolio and the aggregate NAV, no other changes to the Original Form 8-K are made by this Amendment, including but not limited to the Fund’s NAV per share as reported in the Original Form 8-K.